Taxes on Earnings (Detail 7) - USD ($) $ in Millions	Oct. 31, 2015	Oct. 31, 2014
Valuation allowance
Valuation allowance for deferred tax assets	$ 7,114	$ 8,231
Operating loss carryforwards. | State
Valuation allowance
Valuation allowance for deferred tax assets	84
Operating loss carryforwards. | Foreign
Valuation allowance
Valuation allowance for deferred tax assets	$ 6,900